Long-term Debt (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	$ 3,275,037	$ 2,634,313
Less: current portion	(1,457,800)	(1,054,053)
Long-term portion	1,817,237	1,580,260
Note Payable To West Virginia Development Office [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	99,365	123,744
Note Payable To West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	141,369	147,306
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	139,128	145,078
Note Payable To West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	617,767	639,085
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	630,738	651,913
Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	290,000	290,000
Note Payable To West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	300,000	300,000
Note Payable To West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	69,888	95,178
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	166,258	170,932
Capital leases [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 820,524	$ 71,077